Borrowings, Other Debts and Derivative Liabilities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 23, 2020 CNY (¥) shares	Oct. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 02, 2020
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short-term bank borrowings				¥ 9,063		¥ 15,213		$ 1,249
Collateralized short term investments
Repayments of other debts				10,000	$ 1,378	6,818	¥ 87,959
Waiver investment amount (in Dollars) | $										$ 11,250
Investment loss				1,400
Proceeds from loans				31,510	4,342	15,000	110,553
Interests expenses of other debts				5,974	$ 823	5,058	¥ 9,706
Yoken Series A-1 Preferred Shares [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 7.14
Short-Term Bank [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short-term borrowing settled				5,060
Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 128,000
Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate											10.00%
Proceeds from loans			18,000
Debt instrument converted shares issued (in Shares) | shares	120,000	120,000
Aggregate consideration	¥ 6,000
Interests expenses of other debts	1,400
Fair value of conversion feature				5		5,700
Carrying value of the warrant				¥ 38,400		¥ 32,400
Yoken Series A-1 SPA [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate											10.00%
Superb Origin International Limited [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Equity owner percentage				100.00%				100.00%
Short-Term Bank [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short term borrowings weighted average interest rate				3.40%		4.00%		3.40%
Debt instrument unused borrowing capacity						¥ 5,000
Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 128,000
Debt term			5 years
Investor One [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares		360,000
Debt instrument convertible carrying value at the time of conversion	18,000	$ 2,500
Investor Two [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares		200,000
Debt instrument convertible carrying value at the time of conversion	¥ 10,000	$ 1,400
Extension of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 95,000
Extension of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Repayments of other debts				¥ 10,000		¥ 6,800
Debt Waiver Agreement [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Waivered borrowings payable									¥ 75,280